Valuation And Qualifying Accounts And Reserves (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful receivables
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		$ 9.9	$ 17.2	$ 17.6
Additions Charged to Cost and Expenses		1.6	2.6	4.9
Deductions	[1]	4.1	9.9	5.3
Balance at End of Period		7.4	9.9	17.2
Excess and obsolete inventory reserve, LIFO basis
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		24.7	21.9	21.9
Additions Charged to Cost and Expenses		8.9	9.8	10.0
Deductions		6.5	7.0	10.0
Balance at End of Period		27.1	24.7	21.9
Tax valuation allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		26.6	27.1	25.4
Additions Charged to Cost and Expenses		0.8	(0.4)	1.0
Deductions		4.5	0.1	(0.7)
Balance at End of Period		$ 22.9	$ 26.6	$ 27.1

[1]	Uncollectible accounts charged off, net of recoveries.